MERRILL LYNCH
ASSET INCOME
FUND, INC.


[FUND LOGO]
STRATEGIC
         Performance


Semi-Annual Report
June 30, 1997



Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Thomas R. Robinson, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863


Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issurers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                             #18240 -- 6/97

[RECYCLE LOGO] Printed on post-consumer recycled paper



Worldwide               Breakdown of
Investments as of       Stocks & Fixed-Income            Percent of
June 30, 1997           Securities by Country            Net Assets+

                        United States*                  65.3%
                        United Kingdom                   2.7
                        Canada                           2.5
                        Germany                          2.4
                        Japan                            1.8
                        Sweden                           1.6
                        Australia                        1.6
                        Finland                          1.5
                        Italy                            1.4
                        Denmark                          1.0
                        Switzerland                      0.7
                        Mexico                           0.6
                        France                           0.5
                        Brazil                           0.4
                        South Africa                     0.4
                        Spain                            0.2
                        Philippines                      0.2
                        Netherlands                      0.2
                        Indonesia                        0.2
                        Argentina                        0.2
                        Hong Kong                        0.2
                        Norway                           0.1
                        South Korea                      0.0++++

                        Ten Largest Industries        Percent of
                        (Equity Investments)          Net Assets

                        Banking                          1.8%
                        Insurance                        1.7
                        Pharmaceuticals                  1.3
                        Telecommunications               1.3
                        Computer Services & Software     1.2
                        Electronics                      1.0
                        Leisure/Tourism                  0.8
                        Machine Tools & Machinery        0.8
                        Oil Service                      0.8
                        Retail Stores                    0.8

                                                  Country     Percent
                        Ten Largest Holdings        of         of Net
                        Equity Investments)       Origin       Assets

                        Ingersoll-Rand Co.     United States   0.5%
                        UNUM Corporation       United States   0.4
                        Sears, Roebuck & Co.   United States   0.4
                        Dresser Industries,
                        Inc.                   United States   0.4
                        Brunswick
                        Corporation            United States   0.4
                        Banc One Corp.         United States   0.4
                        Rite Aid Corporation   United States   0.4
                        Edison International.  United States   0.4
                        Tenet Healthcare
                        Corporation            United States   0.3
                        Merck & Co., Inc.      United States   0.3

                        *    Includes investments in short-term
                             securities.
                        +    Percent of net assets may not total 100%.
                        ++++ Percent of net assets is less than 0.1%.



                     Merrill Lynch Asset Income Fund, Inc., June 30, 1997

DEAR SHAREHOLDER

As of June 30, 1997, the asset allocation for Merrill Lynch Asset Income Fund, Inc. was: US bonds, 43% of net assets; foreign bonds, 12%; US stocks, 15%; foreign equities, 9%; and cash reserves, 21%.

Having reduced the Fund's exposure to US bonds in March, we later increased the allocation from 13% of net assets as of March 31, 1997 to 43% as of June 30, 1997. Indications of a slowing US economy during the second quarter and subdued wage inflation led us to take a more positive view of US bonds.

During the six months ended June 30, 1997, European bonds continued to account for the major portion of assets in the foreign bonds sector.
We maintained obligations in the core markets of Germany and Denmark and positions in the peripheral markets of Finland, Italy and Sweden. Commitments were retained in Canada and Australia as a means of obtaining indirect exposure to US interest rates. Our belief that the total return potential for UK obligations was attractive, led us to establish a position in sterling-denominated bonds. As of June 30, 1997, we hedged our European bond and stock positions, the Japanese equity holdings and the positions in Australian bonds and stocks back into the US dollar, given our expectations of further US dollar strength.

We also reduced the Fund's exposure to US equities during the June quarter from 24% of net assets at March 31, 1997 to 15% at June 30, 1997. Our increasingly cautious view of the US equity market reflected our concern that a slower growing US economy in upcoming quarters could lead to earnings disappointments. The Fund's largest concentrations remain in the financial services, technology, energy and health sectors. New positions in these sectors include: Intel Corp. and Microsoft Corp. in technology; Banc One Corp. in financial services; and Smith International, Inc. in energy.

In the foreign equity sector, we maintained the weighting in Japan although the size of the commitment remained below the benchmark unmanaged Morgan Stanley Europe, Australia and Far East (EAFE) Index as we added Matsushita Electric Works, Ltd. We also initiated a position in Australia through the shares of the Broken Hill Proprietary Co., Ltd. Overall, significant positions were maintained in Canada and Latin America, while the size of the equity commitment in Europe remained below the unmanaged Morgan Stanley EAFE Index. Limited representation was maintained in the emerging markets of Asia.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming quarterly report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/THOMAS R. ROBINSON
Thomas R. Robinson
Vice President and Senior
Portfolio Manager

August 8, 1997



PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricingsm System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return

                                  % Return Without    % Return With
                                    Sales Charge      Sales Charge**

Class A Shares*
Year Ended 6/30/97                    +13.36%            +8.82%
Inception (9/02/94) through 6/30/97   +10.26             +8.68

*  Maximum sales charge is 4%.
** Assuming maximum sales charge.


                                     % Return           % Return
                                    Without CDSC       With CDSC**

Class B Shares*
Year Ended 6/30/97                    +12.51%            +8.51%
Inception (9/02/94) through 6/30/97   + 9.44             +8.84

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.



                                     % Return           % Return
                                    Without CDSC       With CDSC**

Class C Shares*
Year Ended 6/30/97                    +12.46%           +11.46%
Inception (10/21/94) through 6/30/97  +10.12            +10.12

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                                  % Return Without   % Return With
                                    Sales Charge      Sales Charge**

Class D Shares*
Year Ended 6/30/97                    +13.07%            +8.55%
Inception (10/21/94) through 6/30/97  +10.73             +9.06

*  Maximum sales charge is 4%.
** Assuming maximum sales charge.




Recent
Performance
Results

                                                                                     12 Month      3 Month
                                              6/30/97      3/31/97      6/30/96      % Change      % Change

Class A Shares*                               $10.94        $10.40      $10.40        + 7.89%(1)    +5.19%
Class B Shares*                                10.94         10.40       10.40        + 7.89(1)     +5.19
Class C Shares*                                10.94         10.40       10.40        + 7.89(1)     +5.19
Class D Shares*                                10.94         10.40       10.40        + 7.89(1)     +5.19
Class A Shares - Total Return*                                                        +13.36(2)     +6.42(3)
Class B Shares - Total Return*                                                        +12.51(4)     +6.22(5)
Class C Shares - Total Return*                                                        +12.46(6)     +6.21(7)
Class D Shares - Total Return*                                                        +13.07(8)     +6.35(9)
Class A Shares - Standardized 30-day Yield      4.27%
Class B Shares - Standardized 30-day Yield      3.71%
Class C Shares - Standardized 30-day Yield      3.66%
Class D Shares - Standardized 30-day Yield      4.08%

*   Investment results shown do not reflect sales charges; results would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.270 per share capital gains distributions.
(2) Percent change includes reinvestment of $0.527 per share ordinary income dividends and
    $0.270 per share capital gains distributions.
(3) Percent change includes reinvestment of $0.122 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.448 per share ordinary income dividends and $0.270 per share capital gains distributions.
(5) Percent change includes reinvestment of $0.102 per share ordinary income dividends.
(6) Percent change includes reinvestment of $0.442 per share ordinary income dividends and $0.270 per share capital gains distributions.
(7) Percent change includes reinvestment of $0.101 per share ordinary income dividends.
(8) Percent change includes reinvestment of $0.500 per share ordinary income dividends and $0.270 per share capital gains distributions.
(9) Percent change includes reinvestment of $0.115 per share ordinary income dividends.




Performance Summary -- Class A Shares

                        Net Asset Value      Capital Gains   Dividends
Period Covered        Beginning     Ending    Distributed      Paid*     % Change**
9/02/94 -- 12/31/94     $10.00      $9.68          --         $0.184      - 1.37%
1995                      9.68      10.62      $0.036          0.662      +17.38
1996                     10.62      10.53       0.270          0.549      + 7.11
1/1/97 -- 6/30/97        10.53      10.94          --          0.232      + 6.27
                                         Total $0.306   Total $1.627
                                  Cumulative total return as of 6/30/97:  +31.77%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.





Performance Summary -- Class B Shares

                        Net Asset Value      Capital Gains   Dividends
Period Covered        Beginning     Ending    Distributed      Paid*     % Change**
9/02/94 -- 12/31/94     $10.00      $ 9.68          --         $0.159      - 1.62%
1995                      9.68       10.62      $0.036          0.586      +16.51
1996                     10.62       10.53       0.270          0.470      + 6.31
1/1/97 -- 6/30/97        10.53       10.94          --          0.194      + 5.88
                                          Total $0.306   Total $1.409
                                   Cumulative total return as of 6/30/97:  +29.02%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




Performance Summary -- Class C Shares

                        Net Asset Value      Capital Gains   Dividends
Period Covered        Beginning     Ending    Distributed      Paid*     % Change**
10/21/94 -- 12/31/94    $ 9.88      $ 9.69          --         $0.097      - 0.94%
1995                      9.69       10.62      $0.036          0.580      +16.33
1996                     10.62       10.53       0.270          0.464      + 6.25
1/1/97 -- 6/30/97        10.53       10.94          --          0.192      + 5.85
                                          Total $0.306   Total $1.333
                                   Cumulative total return as of 6/30/97:  +29.61%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




Performance Summary -- Class D Shares

                        Net Asset Value      Capital Gains   Dividends
Period Covered        Beginning     Ending    Distributed      Paid*     % Change**
10/21/94 -- 12/31/94    $ 9.88      $ 9.69          --          $0.108      - 0.83%
1995                      9.69       10.62      $0.036           0.637      +16.97
1996                     10.62       10.53       0.270           0.522      + 6.84
1/1/97 -- 6/30/97        10.53       10.94          --           0.220      + 6.14
                                          Total $0.306    Total $1.487
                                    Cumulative total return as of 6/30/97:  +31.54%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.





                                                                              Merrill Lynch Asset Income Fund, Inc., June 30, 1997

SCHEDULE OF INVESTMENTS                                                                                            (in US dollars)

                                                                                                                           Percent
                                            Shares                                                                 Value    of Net
COUNTRY              Industries              Held                          Common Stocks                 Cost    (Note 1a)  Assets

Argentina        Oil & Gas Producers          700  Yacimientos Petroliferos Fiscales S.A.
                                                   (Class D) (ADR)*                                    $14,314     $21,525    0.2%
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Argentina                     14,314      21,525    0.2
                                                                                                   =========== =========== ======

Australia        Diversified                1,800  Broken Hill Proprietary Co., Ltd                     23,683      26,285    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Australia                     23,683      26,285    0.2
                                                                                                   =========== =========== ======

Brazil           Banking                      400 +Uniao de Bancos Brasileiros S.A.
                                                   (Unibanco)(GDR)**                                    13,500      14,850    0.1
                 Beverages                 25,000  Companhia Cervejaria Brahma S.A. PN
                                                   (Preferred)                                          14,337      19,043    0.1
                 Telecommunications           150  Telecomunicacoes Brasileiras S.A. -
                                                   Telebras (ADR)*                                       7,792      22,763    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Brazil                        35,629      56,656    0.4
                                                                                                   =========== =========== ======

Canada           Automobile Parts             400  Magna International Inc. (Class A)                   18,541      24,075    0.2
                 Leisure/Tourism              800 +Imax Corp.                                           12,650      19,500    0.1
                 Mining                       280  Potash Corp. of Saskatchewan, Inc.                   17,625      21,018    0.1
                 Multi-Industry             1,000  Canadian Pacific, Ltd.                               17,418      28,438    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Canada                        66,234      93,031    0.6
                                                                                                   =========== =========== ======

France           Iron & Steel               1,300  Usinor - Sacilor S.A.                                19,469      23,456    0.1
                 Reinsurance                  700  Scor S.A.                                            26,665      28,191    0.2
                 Semiconductor Capital        300 +SGS - Thomson Microelectronics N.V.
                 Equipment                         (NY Registered Shares)                               11,349      24,000    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in France                        57,483      75,647    0.5
                                                                                                   =========== =========== ======

Germany          Electronics                  500  Siemens AG                                           22,176      29,711    0.2
                 Machinery & Equipment         70  Mannesmann AG                                        19,573      31,212    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Germany                       41,749      60,923    0.4
                                                                                                   =========== =========== ======

Hong Kong        Banking                      700  HSBC Holdings PLC                                    10,618      21,054    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Hong Kong                     10,618      21,054    0.2
                                                                                                   =========== =========== ======

Indonesia        Telecommunications           720  P.T. Indonesian Satellite Corp. (ADR)*               26,205      21,555    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Indonesia                     26,205      21,555    0.2
                                                                                                   =========== =========== ======

Italy            Apparel                      300  Gucci Group N.V. (NY Registered Shares)              21,817      19,313    0.1
                 Publishing                 2,000  Arnoldo Mondadori Editore S.p.A.                     16,894      11,552    0.1
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Italy                         38,711      30,865    0.2
                                                                                                   =========== =========== ======

Japan            Building &                 3,000  Maeda Corp.                                          31,463      16,852    0.1
                 Construction               1,000  Matsushita Electric Works, Ltd.                      11,398      11,357    0.1
                                            4,000  Okumura Corp.                                        35,729      21,211    0.2
                                                                                                   ----------- ----------- ------
                                                                                                        78,590      49,420    0.4

                 Capital Goods              3,000  Mitsubishi Heavy Industries, Inc.                    24,018      23,037    0.2
                 Electrical Equipment       3,000  Mitsubishi Electric Co.                              21,636      16,799    0.1

                 Electronics                1,000  Canon, Inc.                                          19,005      27,256    0.2
                                            1,000  Matsushita Electric Industrial Co., Ltd.             16,152      20,180    0.1
                                              300  Sony Corporation (ADR)*                              21,921      26,400    0.2
                                                                                                   ----------- ----------- ------
                                                                                                        57,078      73,836    0.5

                 Insurance                  2,000  Tokio Marine & Fire Insurance Co., Ltd.              24,908      26,208    0.2
                 Textiles                   3,000  Toray Industries Ltd.                                19,082      21,412    0.1
                 Tires & Rubber             1,000  Bridgestone Corporation                              17,241      23,238    0.2
                 Warehouse & Storage        3,000  Mitsui-Soko Co., Ltd.                                25,215      20,940    0.1
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Japan                        267,768     254,890    1.8
                                                                                                   =========== =========== ======

Mexico           Beverages                    700  Panamerican Beverages, Inc. (Class A)                14,220      23,013    0.2
                 Multi-Industry             2,100  Grupo Carso, S.A. de C.V.(ADR)*                      33,457      28,350    0.2
                 Telecommunications           600  Telefonos de Mexico, S.A. de C.V. (ADR)*             22,783      28,650    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Mexico                        70,460      80,013    0.6
                                                                                                   =========== =========== ======

Netherlands      Banking                    1,200  ABN AMRO Holding N.V.                                16,900      22,394    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in the Netherlands               16,900      22,394    0.2
                                                                                                   =========== =========== ======

Norway           Cruise Lines               3,000  Color Line ASA                                       11,280      13,519    0.1
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Norway                        11,280      13,519    0.1
                                                                                                   =========== =========== ======

Philippines      Beverages                  9,075  San Miguel Corp. (Class B)                           26,591      23,936    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in the Philippines               26,591      23,936    0.2
                                                                                                   =========== =========== ======

South Africa     Diversified                2,000  Sasol Limited                                        22,967      26,246    0.2
                 Mining                       600  De Beers Consolidated Mines Limited (ADR)*           19,815      22,125    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in South Africa                  42,782      48,371    0.4
                                                                                                   =========== =========== ======

South Korea      Engineering &                710 +Hyundai Engineering & Construction Co.,
                 Construction                      Ltd. (GDR)** (a)                                      9,121       2,929    0.0
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in South Korea                    9,121       2,929    0.0
                                                                                                   =========== =========== ======

Spain            Energy & Petroleum           600  Repsol S.A. (ADR)*                                   22,129      25,463    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Spain                         22,129      25,463    0.2
                                                                                                   =========== =========== ======

Sweden           Banking                    1,200  Sparbanken Sverige AB (Class A)                      15,094      26,696    0.2
                 Investment Management      1,300  Bure Investment AB                                   10,894      16,394    0.1
                 Real Estate
                 Investment Trusts            600 +Castellum AB                                          4,025       4,501    0.0
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in Sweden                        30,013      47,591    0.3
                                                                                                   =========== =========== ======

Switzerland      Electrical Equipment          15  BBC Brown Boveri & Cie (Bearer)                      13,607      22,741    0.2

                 Pharmaceuticals              500  Novartis AG (ADR)*                                   21,705      40,000    0.3
                                                3  Roche Holding AG                                     25,201      27,176    0.2
                                                                                                   ----------- ----------- ------
                                                                                                        46,906      67,176    0.5

                                                   Total Common Stocks in Switzerland                   60,513      89,917    0.7
                                                                                                   =========== =========== ======

United Kingdom   Automobile Parts           4,000  LucasVarity PLC                                      13,760      13,836    0.1
                 Beverages                  2,900  Grand Metropolitan PLC                               19,773      27,875    0.2

                 Chemicals                  1,200  Imperial Chemical Industries PLC                     15,490      16,643    0.1
                                              400  Imperial Chemical Industries PLC (ADR)*              22,878      22,750    0.2
                                                                                                   ----------- ----------- ------
                                                                                                        38,368      39,393    0.3

                 Merchandising              1,300  Boots Company PLC                                    12,216      15,231    0.1
                 Mining                     1,600  Rio Tinto PLC                                        23,875      27,845    0.2
                 Steel                      7,300  British Steel PLC                                    19,178      18,149    0.1
                 Telecommunications         6,000  Vodafone Group PLC                                   20,879      29,236    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in the United Kingdom           148,049     171,565    1.2
                                                                                                   =========== =========== ======

United States    Aerospace                    340  Allied Signal, Inc.                                  25,031      28,560    0.2
                                              525  United Technologies Corp.                            16,439      43,575    0.3
                                                                                                   ----------- ----------- ------
                                                                                                        41,470      72,135    0.5

                 Airlines                     100 +US Airways Group Inc.                                 3,519       3,500    0.0
                 Appliances                 1,100  Sunbeam Corp., Inc.                                  41,920      41,525    0.3
                 Automobile Rental            700 +Hertz Corp. (Class A)                                20,734      25,200    0.2

                 Banking                      991  Banc One Corp.                                       43,180      48,003    0.4
                                            1,000  Bank of New York Co., Inc.                           27,651      43,500    0.3
                                              550  BankAmerica Corp.                                    29,431      35,509    0.3
                                              200  Chase Manhattan Corporation                          20,502      19,413    0.1
                                                                                                   ----------- ----------- ------
                                                                                                       120,764     146,425    1.1

                 Chemicals                    500  duPont (E.I.) de Nemours & Co.                       27,292      31,437    0.2

                 Computer Services            700 +Cabletron Systems, Inc.                              24,143      19,819    0.2
                 & Software                   800  Computer Associates International, Inc.              32,418      44,550    0.3
                                            1,050  First Data Corp.                                     41,032      46,134    0.3
                                              170  International Business Machines Corp.                 9,472      15,332    0.1
                                              100 +Microsoft Corp.                                      10,250      12,644    0.1
                                              552 +Oracle Corp.                                         20,414      27,772    0.2
                                                                                                   ----------- ----------- ------
                                                                                                       137,729     166,251    1.2

                 Computers                    400 +Compaq Computer Corp.                                29,673      39,700    0.3
                 Containers                 1,150 +Owens Illinois, Inc.                                 32,914      35,650    0.3
                 Electronics                  285  Intel Corp.                                          39,162      40,345    0.3
                 Fertilizers                  500  IMC Global, Inc.                                     18,969      17,500    0.1

                 Financial Services           600  American Express Company                             27,063      44,700    0.3
                                              900  MGIC Investment Corporation                          34,378      43,144    0.3
                                                                                                   ----------- ----------- ------
                                                                                                        61,441      87,844    0.6

                 Hardware Products            700  Black & Decker Corporation                           23,461      26,031    0.2
                 Healthcare --
                 Managed Care                 600 +Oxford Health Plans, Inc.                            37,493      43,050    0.3

                 Insurance                    425  Aetna Inc.                                           32,772      43,509    0.3
                                              600  Allstate Corp.                                       24,915      43,800    0.3
                                              315 +Hartford Life, Inc. (Class A)                        10,222      11,812    0.1
                                              300  Nationwide Financial Services, Inc.                   7,050       7,969    0.1
                                              700  Travelers Group, Inc.                                37,325      44,144    0.3
                                              100  Travelers Property Casualty Corp. (Class A)           3,870       3,987    0.0
                                            1,400  UNUM Corporation                                     44,604      58,800    0.4
                                                                                                   ----------- ----------- ------
                                                                                                       160,758     214,021    1.5

                 Leisure/Tourism            1,550  Brunswick Corporation                                38,687      48,437    0.4
                                              380  TCI Pacific Communications
                                                   (Convertible Preferred)                              35,054      38,950    0.3
                                                                                                   ----------- ----------- ------
                                                                                                        73,741      87,387    0.7

                 Machine Tools &            1,000 +American Standard Companies, Inc.                    32,663      44,750    0.3
                 Machinery                  1,000  Ingersoll-Rand Co.                                   45,157      61,750    0.5
                                                                                                   ----------- ----------- ------
                                                                                                        77,820     106,500    0.8

                 Medical Services           1,600 +Tenet Healthcare Corporation                         41,671      47,300    0.3

                 Natural Gas                  700  El Paso Natural Gas Co.                              35,652      38,500    0.3
                                            1,020  Enron Corp.                                          40,476      41,629    0.3
                                                                                                   ----------- ----------- ------
                                                                                                        76,128      80,129    0.6

                 Oil Service                1,350  Dresser Industries, Inc.                             31,842      50,287    0.4
                                              150  Schlumberger Ltd.                                    12,665      18,750    0.1
                                              600 +Smith International, Inc.                            27,162      36,450    0.3
                                                                                                   ----------- ----------- ------
                                                                                                        71,669     105,487    0.8

                 Paper                        850  Kimberly-Clark Corp.                                 33,004      42,287    0.3

                 Petroleum                    350  Pennzoil Co.                                         15,138      26,862    0.2
                                              850  Unocal Corp.                                         28,542      32,991    0.2
                                                                                                   ----------- ----------- ------
                                                                                                        43,680      59,853    0.4

                 Pharmaceuticals              300  Abbott Laboratories                                  13,893      20,025    0.2
                                              600  American Home Products Corporation                   35,417      45,900    0.3
                                              450  Merck & Co., Inc.                                    15,499      46,575    0.3
                                                                                                   ----------- ----------- ------
                                                                                                        64,809     112,500    0.8

                 Railroads                    350  Burlington Northern Santa Fe Inc.                    28,317      31,456    0.2

                 Real Estate
                 Investment                   800  Prentiss Properties Trust                            16,001      20,500    0.2
                 Trust                        680  Starwood Lodging Trust                               30,600      29,027    0.2
                                                                                                   ----------- ----------- ------
                                                                                                        46,601      49,527    0.4

                 Retail Stores                960  Rite Aid Corporation                                 30,504      47,880    0.4
                                            1,060  Sears, Roebuck & Co.                                 47,686      56,975    0.4
                                                                                                   ----------- ----------- ------
                                                                                                        78,190     104,855    0.8

                 Software -- Computer         800 +BMC Software, Inc.                                   29,984      44,300    0.3

                 Telecommunications           700 +Airtouch Communications, Inc.                        19,613      19,162    0.2
                                              150 +Tele-Communications, Inc. (Class A)                   2,167       2,222    0.0
                                                   (Convertible Preferred)
                                            1,350 +WorldCom, Inc.                                       33,886      43,116    0.3
                                                                                                   ----------- ----------- ------
                                                                                                        55,666      64,500    0.5

                 Tobacco                      525  Philip Morris Companies, Inc.                        15,784      23,297    0.2
                 Travel & Lodging           1,090  Carnival Corp. (Class A)                             31,403      44,962    0.3
                 Utilities                  1,900  Edison International                                 35,605      47,262    0.4
                                                                                                   ----------- ----------- ------
                                                   Total Common Stocks in the United States          1,601,371   2,042,216   14.9
                                                                                                   =========== =========== ======
                                                   Total Investments in Common Stocks                2,621,603   3,230,345   23.5
                                                                                                   =========== =========== ======

                                           Face
                                          Amount            Fixed-Income Securities
Australia                         A$      250,000  Government of Australia, 7.50% due 7/15/2005        193,165     193,633    1.4
                                                                                                   ----------- ----------- ------
                                                   Total Fixed-Income Securities in Australia          193,165     193,633    1.4
                                                                                                   =========== =========== ======

Canada                            C$      350,000  Canadian Government Bonds, 7% due 12/01/2006        265,903     265,843    1.9
                                                                                                   ----------- ----------- ------
                                                   Total Fixed-Income Securities in Canada             265,903     265,843    1.9
                                                                                                   =========== =========== ======

Denmark                          Dkr      850,000  Government of Denmark, 7% due 11/15/2007            135,796     134,570    1.0
                                                                                                   ----------- ----------- ------
                                                   Total Fixed-Income Securities in Denmark            135,796     134,570    1.0
                                                                                                   =========== =========== ======

Finland                          Fim    1,000,000  Finnish Government Bonds, 7.25% due 4/18/2006       213,165     209,228    1.5
                                                                                                   ----------- ----------- ------
                                                   Total Fixed-Income Securities in Finland            213,165     209,228    1.5
                                                                                                   =========== =========== ======

Germany                                            Bundesrepublik Deutschland:
                                  DM      250,000  7.125% due 12/20/2002                               176,302     158,642    1.1
                                          200,000  6% due 1/04/2007                                    118,959     117,709    0.9
                                                                                                   ----------- ----------- ------
                                                   Total Fixed-Income Securities in Germany            295,261     276,351    2.0
                                                                                                   =========== =========== ======
Italy                            Lit  250,000,000  Buoni Poliennali del Tesoro (Italian
                                                   Government Bonds), 8.50% due 1/01/2004              177,115     160,961    1.2
                                                                                                   ----------- ----------- ------
                                                   Total Fixed-Income Securities in Italy              177,115     160,961    1.2
                                                                                                   =========== =========== ======

Sweden                                             Government of Sweden:
                                 Skr    1,000,000  10.25% due 5/05/2000                                171,007     146,316    1.1
                                          200,000  8% due 8/15/2007                                     31,396      28,425    0.2
                                                                                                   ----------- ----------- ------
                                                   Total Fixed-Income Securities in Sweden             202,403     174,741    1.3
                                                                                                   =========== =========== ======

United Kingdom                   [POUND]  125,000  UK Treasury Bills, 7.25% due 12/07/2007             206,901     210,279    1.5
                                                                                                   ----------- ----------- ------
                                                   Total Fixed-Income Securities in the
                                                   United Kingdom                                      206,901     210,279    1.5
                                                                                                   =========== =========== ======

United States                                      Federal National Mortgage Association:
                                 US$      349,843  6% due 11/01/2000                                   346,345     348,815    2.5
                                          794,733  6% due 6/01/2001                                    786,661     781,694    5.7
                                          474,528  6% due 2/01/2004                                    468,893     468,345    3.4
                                                                                                   ----------- ----------- ------
                                                                                                     1,601,899   1,598,854   11.6
                                                   US Treasury Notes:
                                          600,000  6% due 8/15/1999                                    599,578     598,500    4.4
                                          950,000  6.50% due 5/31/2002                                 956,383     953,857    6.9
                                        1,300,000  6.625% due 5/15/2007                              1,314,016   1,310,764    9.5
                                        1,525,000  6.625% due 2/15/2027                              1,431,605   1,492,121   10.9
                                                                                                   ----------- ----------- ------
                                                                                                     4,301,582   4,355,242   31.7

                                                   Total Fixed-Income Securities in the United
                                                   States                                            5,903,481   5,954,096   43.3
                                                                                                   =========== =========== ======
                                                   Total Investments in Fixed-Income Securities      7,593,190   7,579,702   55.1
                                                                                                   =========== =========== ======
                                                   Short-Term Securities
                 Commercial               500,000  General Electric Capital Corp., 5.70%
                 Paper***                          due 7/03/1997                                       499,842     499,842    3.6
                                          485,000  General Motors Acceptance Corp., 6.25%
                                                   due 7/01/1997                                       485,000     485,000    3.5
                                                                                                   ----------- ----------- ------
                                                   Total Investments in Short-Term Securities          984,842     984,842    7.1
                                                                                                   =========== =========== ======
                 Total Investments                                                                 $11,199,635  11,794,889   85.7
                                                                                                  ============
                 Unrealized Appreciation on Forward Foreign Exchange Contracts++                                    11,587    0.1
                 Other Assets Less Liabilities                                                                   1,960,342   14.2
                                                                                                               ----------- ------
                 Net Assets                                                                                    $13,766,818 100.00%
                                                                                                               =========== ======

                 *   American Depositary Receipts (ADR).
                 **  Global Depositary Receipts (GDR).
                 *** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
                 (a) The security may be offered and sold to "qualified institutional buyers"
                     under Rule 144A of the Securities Act of 1933.
                 +   Non-income producing security.

                 ++  Forward foreign exchange contracts sold as of June 30, 1997 were as follows:
                                               Unrealized
                                              Appreciation
                              Expiration     (Depreciation)
Foreign Currency Sold             Date         (Note 1c)

A$          265,000            July 1997         $545
Chf         150,000            July 1997        1,860
Dkr         910,000            July 1997          918
DM          680,000            July 1997        5,091
Fim       1,100,000            July 1997          915
Frf         525,000            July 1997          865
[POUND]     250,000          August 1997        1,087
Lit     350,000,000            July 1997        1,513
Pta       3,800,000            July 1997          359
Skr       1,775,000            July 1997          831
(yen)    32,000,000            July 1997       (2,397)

Total Unrealized Appreciation on Forward Foreign
Exchange Contracts
(US$ Commitment -- $2,299,629)                $11,587
                                              =======

See Notes to Financial Statements.





STATEMENT OF ASSETS AND LIABILITIES

                  As of June 30, 1997

Assets:           Investments, at value (identified cost -- $11,199,635) (Note 1a)                                 $11,794,889
                  Unrealized appreciation on forward foreign exchange contracts (Note 1c)                               11,587
                  Cash                                                                                               1,367,527
                  Receivables:
                  Securities sold                                                                     $455,573
                  Interest                                                                             111,697
                  Dividends                                                                              8,383
                  Forward foreign exchange contracts (Note 1c)                                           3,264
                  Capital shares sold                                                                    1,169         580,086
                                                                                                  ------------
                  Deferred organization expenses (Note 1g).                                                             59,185
                  Prepaid registration fees and other assets (Note 1g)                                                 120,419
                                                                                                                  ------------
                  Total assets                                                                                      13,933,693
                                                                                                                  ------------

Liabilities:      Payables:
                  Capital shares redeemed                                                               63,903
                  Dividends to shareholders (Note 1h)                                                   10,458
                  Securities purchased                                                                   7,388
                  Distributor (Note 2)                                                                   5,271
                  Forward foreign exchange contracts (Note 1c)                                           2,217          89,237
                                                                                                  ------------
                  Accrued expenses and other liabilities                                                                77,638
                                                                                                                  ------------
                  Total liabilities                                                                                    166,875
                                                                                                                  ------------

Net Assets:       Net assets                                                                                       $13,766,818
                                                                                                                  ============

Net Assets        Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized                       $44,300
Consist of:       Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized                        70,416
                  Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized                         7,636
                  Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized                         3,488
                  Paid-in capital in excess of par                                                                  12,449,579
                  Undistributed realized capital gains on investments and foreign currency
                  transactions -- net                                                                                  584,866
                  Unrealized appreciation on investments and foreign currency transactions -- net                      606,533
                                                                                                                  ------------
                  Net assets                                                                                       $13,766,818
                                                                                                                  ============

Net Asset Value:  Class A -- Based on net assets of $4,845,631 and 442,995 shares outstanding                           $10.94
                                                                                                                  ============
                  Class B -- Based on net assets of $7,704,342 and 704,159 shares outstanding                           $10.94
                                                                                                                  ============
                  Class C -- Based on net assets of $835,347 and 76,360 shares outstanding                              $10.94
                                                                                                                  ============
                  Class D -- Based on net assets of $381,498 and 34,881 shares outstanding.                             $10.94
                                                                                                                  ============
                  See Notes to Financial Statements.





STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 1997

Investment           Interest and discount earned (net of $530 foreign witholding tax)                           $302,581
Income               Dividends (net of $2,929 foreign witholding tax)                                              39,513
(Notes 1e & 1f):                                                                                             ------------
                     Total income                                                                                 342,094
                                                                                                             ------------

Expenses:            Investment advisory fees (Note 2)                                            $50,220
                     Registration fees (Note 1g)                                                   30,337
                     Account maintenance and distribution fees -- Class B (Note 2)                 29,685
                     Professional fees                                                             28,822
                     Accounting services (Note 2)                                                  25,387
                     Printing and shareholder reports                                              22,314
                     Transfer agent fees -- Class B (Note 2)                                       19,614
                     Amortization of organization expenses (Note 1g)                               10,830
                     Transfer agent fees -- Class A (Note 2)                                       10,217
                     Custodian fees                                                                 7,318
                     Directors' fees and expenses                                                   6,187
                     Pricing fees                                                                   2,703
                     Account maintenance and distribution fees -- Class C (Note 2)                  2,209
                     Transfer agent fees -- Class D (Note 2)                                        1,562
                     Transfer agent fees -- Class C (Note 2)                                        1,354
                     Account maintenance fees -- Class D (Note 2)                                     816
                     Other                                                                          7,113
                                                                                             ------------
                     Total expenses before reimbursement                                          256,688
                     Reimbursement of expenses (Note 2)                                          (190,548)
                                                                                             ------------
                     Total expenses after reimbursement                                                            66,140
                                                                                                             ------------
                     Investment income -- net                                                                     275,954
                                                                                                             ------------

Realized &           Realized gain from:
Unrealized Gain on   Investments -- net                                                           279,083
Investments &        Foreign currency transactions -- net                                          53,678         332,761
Foreign Currency                                                                             ------------
Transactions -- Net  Change in unrealized appreciation/depreciation on:
(Notes 1c, 1d,       Investments -- net                                                           170,592
1f & 3):             Foreign currency transactions -- net                                          32,694         203,286
                                                                                             ------------    ------------
                     Net realized and unrealized gain on investments and foreign
                     currency transactions                                                                        536,047
                                                                                                             ------------
                     Net Increase in Net Assets Resulting from Operations                                        $812,001
                                                                                                             ============
                     See Notes to Financial Statements.





STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the Six
                                                                                                    Months         For the
                                                                                                    Ended         Year Ended
                                                                                                   June 30,      December 31,
                                                                                                     1997            1996
                  Increase (Decrease) in Net Assets:

Operations:       Investment income -- net                                                         $275,954        $585,926
                  Realized gain on investments and foreign currency transactions -- net             332,761         782,602
                  Change in unrealized appreciation/depreciation on investments and foreign
                  currency transactions -- net                                                      203,286        (473,973)
                                                                                               ------------    ------------
                  Net increase in net assets resulting from operations                              812,001         894,555
                                                                                               ------------    ------------

Dividends &       Investment income -- net:
Distributions to  Class A                                                                           (98,456)       (178,761)
Shareholders      Class B                                                                          (152,492)       (356,040)
(Note 1h):        Class C                                                                           (10,745)        (15,319)
                  Class D                                                                           (14,261)        (35,806)
                  In excess of investment income -- net:
                  Class A                                                                                --         (19,148)
                  Class B                                                                                --         (38,138)
                  Class C                                                                                --          (1,641)
                  Class D                                                                                --          (3,835)
                  Realized gain on investments -- net:
                  Class A                                                                                --         (99,948)
                  Class B                                                                                --        (217,791)
                  Class C                                                                                --          (8,964)
                  Class D                                                                                --         (19,583)
                                                                                               ------------    ------------
                  Net decrease in net assets resulting from dividends and distributions
                  to shareholders                                                                  (275,954)       (994,974)
                                                                                               ------------    ------------

Capital Share     Net decrease in net assets derived from capital share transactions               (367,677)       (598,413)
Transactions                                                                                   ------------    ------------
(Note 4):

Net Assets:       Total increase (decrease) in net assets                                           168,370        (698,832)
                  Beginning of period                                                            13,598,448      14,297,280
                                                                                               ------------    ------------
                  End of period                                                                 $13,766,818     $13,598,448
                                                                                               ============    ============

                  See Notes to Financial Statements.





Financial Highlights
                                                                                                 Class A
                                                                             For the                                  For the
                                                                               Six                                    Period
                                                                              Months             For the              Sept. 2,
                   The following per share data and ratios have been derived  Ended             Year Ended           1994+ to
                   from information provided in the financial statements.    June 30,           December 31,         Dec. 31,
                                                                               1997          1996          1995        1994
                   Increase (Decrease) in Net Asset Value:

Per Share          Net asset value, beginning of period                       $10.53        $10.62         $9.68      $10.00
Operating                                                                    -------       -------       -------     -------
Performance:       Investment income -- net                                      .24           .50           .60         .18
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions -- net                          .41           .23          1.04        (.32)
                                                                             -------       -------       -------     -------
                   Total from investment operations                              .65           .73          1.64        (.14)
                                                                             -------       -------       -------     -------
                   Less dividends and distributions:
                   Investment income -- net                                     (.24)         (.50)         (.60)       (.18)
                   In excess of investment income -- net                          --          (.05)           --          --
                   Realized gain on investments -- net                            --          (.27)         (.01)         --
                   In excess of realized gain on investments -- net               --            --          (.09)         --
                                                                             -------       -------       -------     -------
                   Total dividends and distributions                            (.24)         (.82)         (.70)       (.18)
                                                                             -------       -------       -------     -------
                   Net asset value, end of period                             $10.94        $10.53        $10.62       $9.68
                                                                             =======       =======       =======     =======

Total Investment   Based on net asset value per share                           6.27%++++     7.11%        17.38%      (1.37%)++++
Return:**                                                                    =======       =======       =======     =======

Ratios to          Expenses, net of reimbursement                                .50%*         .25%          .00%        .00%*
Average Net                                                                  =======       =======       =======     =======
Assets:            Expenses                                                     3.33%*        3.48%         5.12%       5.20%*
                                                                             =======       =======       =======     =======
                   Investment income -- net                                     4.61%*        4.73%         5.78%       5.64%*
                                                                             =======       =======       =======     =======

Supplemental       Net assets, end of period (in thousands)                   $4,846        $3,918        $3,872      $1,147
Data:                                                                        =======       =======       =======     =======
                   Portfolio turnover                                         110.36%       342.71%        46.75%        .83%
                                                                             =======       =======       =======     =======
                   Average commission rate paid++                             $.0145        $.0265            --          --
                                                                             =======       =======       =======     =======
                   *    Annualized.
                   **   Total investment returns exclude the effect of sales loads.
                   +    Commencement of Operations.
                   ++   For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                   ++++ Aggregate total investment return.

                   See Notes to Financial Statements.




                                                                                                  Class B
                                                                              For the                                 For the
                                                                                Six                                    Period
                                                                               Months             For the             Sept. 2,
                   The following per share data and ratios have been derived   Ended            Year Ended           1994+ to
                   from information provided in the financial statements.     June 30,         December 31,          Dec. 31,
                                                                               1997        1996          1995          1994
                   Increase (Decrease) in Net Asset Value:

Per Share          Net asset value, beginning of period                     $10.53        $10.62         $9.68        $10.00
Operating                                                                  -------       -------       -------       -------
Performance:       Investment income -- net                                    .20           .42           .51           .16
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions -- net                    .41           .23          1.04          (.32)
                                                                           -------       -------       -------       -------
                   Total from investment operations                            .61           .65          1.55          (.16)
                                                                           -------       -------       -------       -------
                   Less dividends and distributions:
                   Investment income -- net                                   (.20)         (.42)         (.51)         (.16)
                   In excess of investment income -- net                        --          (.05)           --            --
                   Realized gain on investments -- net                          --          (.27)         (.01)           --
                   In excess of realized gain on investments -- net             --            --          (.09)           --
                                                                           -------       -------       -------       -------
                   Total dividends and distributions                          (.20)         (.74)         (.61)         (.16)
                                                                           -------       -------       -------       -------
                   Net asset value, end of period                           $10.94        $10.53        $10.62         $9.68
                                                                           =======       =======       =======       =======

Total Investment   Based on net asset value per share                         5.88%++++     6.31%        16.51%        (1.62%)++++
Return:**                                                                  =======       =======       =======       =======

Ratios to          Expenses, net of reimbursement                             1.25%*        1.00%          .75%          .75%*
Average Net                                                                =======       =======       =======       =======
Assets:            Expenses                                                   4.10%*        4.24%         5.94%         6.04%*
                                                                           =======       =======       =======       =======
                   Investment income -- net                                   3.85%*        3.99%         5.06%         4.86%*
                                                                           =======       =======       =======       =======

Supplemental       Net assets, end of period (in thousands)                 $7,704        $8,690        $9,236        $6,797
Data:                                                                      =======       =======       =======       =======
                   Portfolio turnover                                       110.36%       342.71%        46.75%          .83%
                                                                           =======       =======       =======       =======
                   Average commission rate paid++                           $.0145        $.0265            --            --
                                                                           =======       =======       =======       =======



                                                                                                   Class C
                                                                              For the                                For the
                                                                                Six                                   Period
                                                                               Months              For the            Oct. 21,
                   The following per share data and ratios have been derived   Ended             Year Ended          1994+ to
                   from information provided in the financial statements.     June 30,           December 31,        Dec. 31,
                                                                               1997          1996          1995       1994
                   Increase (Decrease) in Net Asset Value:

Per Share          Net asset value, beginning of period                      $10.53        $10.62         $9.69       $9.88
Operating                                                                   -------       -------       -------     -------
Performance:       Investment income -- net                                     .20           .41           .52         .10
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions -- net                         .41           .23          1.03        (.19)
                                                                            -------       -------       -------     -------
                   Total from investment operations                             .61           .64          1.55        (.09)
                                                                            -------       -------       -------     -------

                   Less dividends and distributions:
                   Investment income -- net                                    (.20)         (.42)         (.52)       (.10)
                   In excess of investment income -- net                         --          (.04)           --          --
                   Realized gain on investments -- net                           --          (.27)         (.01)         --
                   In excess of realized gain on investments -- net              --            --          (.09)         --
                                                                            -------       -------       -------     -------
                   Total dividends and distributions                           (.20)         (.73)         (.62)       (.10)
                                                                            -------       -------       -------     -------
                   Net asset value, end of period                            $10.94        $10.53        $10.62       $9.69
                                                                            =======       =======       =======     =======

Total Investment   Based on net asset value per share                          5.85%++++     6.25%        16.33%       (.94%)++++
Return:**                                                                   =======       =======       =======     =======

Ratios to          Expenses, net of reimbursement                              1.30%*        1.04%          .80%        .80%*
Average Net                                                                 =======       =======       =======     =======
Assets:            Expenses                                                    4.13%*        4.28%         6.02%       5.75%*
                                                                            =======       =======       =======     =======
                   Investment income -- net                                    3.89%*        3.95%         4.99%       5.19%*
                                                                            =======       =======       =======     =======

Supplemental       Net assets, end of period (in thousands)                    $835          $357          $418        $154
Data:                                                                       =======       =======       =======     =======
                   Portfolio turnover                                        110.36%       342.71%        46.75%        .83%
                                                                            =======       =======       =======     =======
                   Average commission rate paid++                            $.0145        $.0265            --          --
                                                                            =======       =======       =======     =======
                   *    Annualized.
                   **   Total investment returns exclude the effect of sales loads.
                   +    Commencement of Operations.
                   ++   For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                   ++++ Aggregate total investment return.

                   See Notes to Financial Statements.




                                                                                                   Class D
                                                                               For the                                For the
                                                                                 Six                                  Period
                                                                                Months             For the            Oct. 21,
                   The following per share data and ratios have been derived    Ended            Year Ended          1994+ to
                   from information provided in the financial statements.      June 30,          December 31,        Dec. 31,
                                                                                1997          1996          1995       1994
                   Increase (Decrease) in Net Asset Value:

Per Share          Net asset value, beginning of period                      $10.53        $10.62         $9.69       $9.88
Operating                                                                   -------       -------       -------     -------
Performance:       Investment income -- net                                     .23           .46           .57         .11
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions -- net                         .41           .24          1.03        (.19)
                                                                            -------       -------       -------     -------
                   Total from investment operations                             .64           .70          1.60        (.08)
                                                                            -------       -------       -------     -------
                   Less dividends and distributions:
                   Investment income -- net                                    (.23)         (.47)         (.57)       (.11)
                   In excess of investment income -- net                         --          (.05)           --          --
                   Realized gain on investments -- net                           --          (.27)         (.01)         --
                   In excess of realized gain on investments -- net              --            --          (.09)         --
                                                                            -------       -------       -------     -------
                   Total dividends and distributions                           (.23)         (.79)         (.67)       (.11)
                                                                            -------       -------       -------     -------
                   Net asset value, end of period                            $10.94        $10.53        $10.62       $9.69
                                                                            =======       =======       =======     =======

Total Investment   Based on net asset value per share                          6.14%++++     6.84%        16.97%       (.83%)++++
Return:**                                                                   =======       =======       =======     =======

Ratios to          Expenses, net of reimbursement                               .75%*         .50%          .25%        .25%*
Average Net                                                                 =======       =======       =======     =======
Assets:            Expenses                                                    3.58%*        3.70%         5.44%       5.14%*
                                                                            =======       =======       =======     =======
                   Investment income -- net                                    4.37%*        4.48%         5.53%       5.70%*
                                                                            =======       =======       =======     =======

Supplemental       Net assets, end of period (in thousands)                    $382          $633          $771         $63
Data:                                                                       =======       =======       =======     =======
                   Portfolio turnover                                        110.36%       342.71%        46.75%        .83%
                                                                            =======       =======       =======     =======
                   Average commission rate paid++                            $.0145        $.0265            --          --
                                                                            =======       =======       =======     =======
                   *    Annualized.
                   **   Total investment returns exclude the effect of sales loads.
                   +    Commencement of Operations.
                   ++   For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                   ++++ Aggregate total investment return.

                   See Notes to Financial Statements.




                  Merrill Lynch Asset Income Fund, Inc., June 30, 1997

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Asset Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricingsm System. Shares of Class A and Class D are sold with a front end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements -- The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

[bullet] Financial futures contracts -- The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

[bullet] Forward foreign exchange contracts -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

[bullet] Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

[bullet] Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Deferred organization expenses and prepaid registration fees -- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid regis-tration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets.

For the six months ended June 30, 1997, MLAM earned fees of $50,220, all of which were waived. MLAM also reimbursed the Fund for additional expenses of $140,328.

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                  Account
                Maintenance   Distribution
                    Fee           Fee

Class B            0.25%         0.50%
Class C            0.25%         0.55%
Class D            0.25%           --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended June 30, 1997, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                       MLFD      MLPF&S

Class A                $ 5         $39
Class D                $96      $1,085

For the six months ended June 30, 1997, MLPF&S received contingent deferred sales charges of $24,583 relating to transactions in Class B Shares.

In addition, MLPF&S received $283 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 1997.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

During the six months ended June 30, 1997, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $106 for security price quotations to compute the net asset value of the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1997 were $11,825,267 and $14,148,036, respectively.

Net realized and unrealized gains (losses) as of June 30, 1997 were as follows:

                                      Realized        Unrealized
                                       Gains            Gains
                                      (Losses)         (Losses)

Long-term investments                $279,049         $595,254
Short-term investments                     34               --
Forward foreign exchange contracts    200,595           11,587
Foreign currency transactions        (146,917)            (308)
                                   ----------        ---------
Total                                $332,761         $606,533
                                   ==========        =========

As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $595,254, of which $751,767 related to appreciated securities and $156,513 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $11,199,635.

4. Capital Share Transactions:
Net decrease in net assets derived from capital share trans-actions were $367,677 and $598,413 for the six months ended
June 30, 1997 and for the year ended December 31, 1996, respectively.

Transactions in capital shares for each class were as follows:

Class A Shares for the Six Months                             Dollar
Ended June 30, 1997                           Shares          Amount

Shares sold                                  127,922      $1,362,623
Shares issued to shareholders
in reinvestment of dividends                   1,027          10,931
                                        ------------    ------------
Total issued                                 128,949       1,373,554
Shares redeemed                              (58,033)       (615,251)
                                        ------------    ------------
Net increase                                  70,916        $758,303
                                        ============    ============

Class A Shares for the Year Ended                             Dollar
December 31, 1996                             Shares          Amount

Shares sold                                  148,235      $1,558,183
Shares issued to shareholders
in reinvestment of dividends
and distributions                              6,575          68,638
                                        ------------    ------------
Total issued                                 154,810       1,626,821
Shares redeemed                             (147,468)     (1,548,311)
                                        ------------    ------------
Net increase                                   7,342         $78,510
                                        ============    ============

Class B Shares for the Six Months                             Dollar
Ended June 30, 1997                           Shares          Amount

Shares sold                                   76,542        $821,959
Shares issued to shareholders
in reinvestment of dividends                   8,378          89,096
                                        ------------    ------------
Total issued                                  84,920         911,055
Shares redeemed                             (201,347)     (2,145,075)
Automatic conversion of shares                (4,513)        (48,605)
                                        ------------    ------------
Net decrease                                (120,940)    $(1,282,625)
                                        ============    ============

Class B Shares for the Year Ended                             Dollar
December 31, 1996                             Shares          Amount

Shares sold                                  188,856      $1,980,405
Shares issued to shareholders
in reinvestment of dividends
and distributions                             32,429         340,779
                                        ------------    ------------
Total issued                                 221,285       2,321,184
Shares redeemed                             (262,466)     (2,771,235)
Automatic conversion of shares                (3,441)        (35,577)
                                        ------------    ------------
Net decrease                                 (44,622)      $(485,628)
                                        ============    ============

Class C Shares for the Six Months                             Dollar
Ended June 30, 1997                           Shares          Amount

Shares sold                                   70,099       $729,422
Shares issued to shareholders
in reinvestment of dividends                     651           6,985
                                        ------------    ------------
Total issued                                  70,750         736,407
Shares redeemed                              (28,325)       (302,739)
                                        ------------    ------------
Net increase                                  42,425        $433,668
                                        ============    ============

Class C Shares for the Year Ended                             Dollar
December 31, 1996                             Shares          Amount

Shares sold                                    7,915         $84,054
Shares issued to shareholders
in reinvestment of dividends
and distributions                              1,406          14,763
                                        ------------    ------------
Total issued                                   9,321          98,817
Shares redeemed                              (14,748)       (155,613)
                                        ------------    ------------
Net decrease                                  (5,427)       $(56,796)
                                        ============    ============

Class D Shares for the Six Months                             Dollar
Ended June 30, 1997                           Shares          Amount

Shares sold                                    8,050         $85,139
Automatic conversion of shares                 4,513          48,605
Shares issued to shareholders
in reinvestment of dividends                   1,134          12,078
                                        ------------    ------------
Total issued                                  13,697         145,822
Shares redeemed                              (38,883)       (422,845)
                                        ------------    ------------
Net decrease                                 (25,186)      $(277,023)
                                        ============    ============

Class D Shares for the Year Ended                             Dollar
December 31, 1996                             Shares          Amount

Shares sold                                   19,806        $207,380
Automatic conversion of shares                 3,441          35,577
Shares issued to shareholders
in reinvestment of dividends
and distributions                              5,725          60,261
                                        ------------    ------------
Total issued                                  28,972         303,218
Shares redeemed                              (41,498)       (437,717)
                                        ------------    ------------
Net decrease                                 (12,526)      $(134,499)
                                        ============    ============

5. Commitments:
At June 30, 1997, the Fund entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to sell various foreign currencies with a value of approximately $371,000.



COMMON STOCK PORTFOLIO CHANGES

For the Quarter Ended June 30, 1997

Additions    Banc One Corp.
             Broken Hill Proprietary Co., Ltd.
             Castellum AB
             Gucci Group N.V. (NY Registered Shares)
             Hartford Life, Inc. (Class A)
             Hertz Corp. (Class A)
             Ingersoll-Rand Co.
             Intel Corp.
             LucasVarity PLC
             Matsushita Electric Works, Ltd.
            *McDonald's Corp.
             Microsoft Corp.
             Owens-Illinois, Inc.
             Smith International, Inc.
             Sunbeam Corp., Inc.
             Travelers Property Casualty Corp. (Class A)
             US Airways Group Inc.
             Uniao de Bancos Brasileiros S.A.
               (Unibanco) (GDR)

Deletions    Banco Frances del Rio de la Plata S.A. (ADR)
             Centocor, Inc.
             Ciba Specialty Chemicals AG (ADR)
             Cisco Systems, Inc.
             Countrywide Credit Industries, Inc.
             Eisai Co., Ltd.
             FMC Corporation
             First USA, Inc.
             Fischer Scientific International, Inc.
             H.J. Heinz Company
             Health Management Associates, Inc.
               (Class A)
             Henkel KGaA
             Henkel KGaA (Preferred)
             Hong Kong Telecommunications, Ltd. (ADR)
             Lear Corporation
            *McDonald's Corp.
             Puma AG

* Added and deleted in the same quarter.